Fair Value (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value [Abstract]
Assets and liabilities measured at fair value on a recurring basis

	Fair Value Measurements
	At December 31, 2012 Using
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Assets:
Securities available for sale:
U.S. Government and federal agency	$0	$1,802	$0
State and municipal	0	55,179	0
Mortgage-backed securities—residential	0	64,638	0
Equity securities	31	0	0
Interest rate swaps	0	29	0

Fair Value Measurements
At December 31, 2012 Using
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Interest rate swaps	$0	$29	$0

	Fair Value Measurements
	At December 31, 2011 Using
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Assets:
Securities available for sale:
U.S. Government and federal agency	$0	$2,446	$0
State and municipal	0	53,937	3,486
Mortgage-backed securities—residential	0	90,270	16
Equity securities	20	0	0
Interest rate swaps	0	46	0

Fair Value Measurements
At December 31, 2011 Using
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Interest rate swaps	$0	$46	$0

Reconciliation of all assets measured at fair value on a recurring basis

	2012	2011
Beginning Balance	$3,502	$320
State and Municipal:
Purchases	0	2,588
Maturities	(2,984)	0
Transfers from Level 2 to Level 3	0	898
Transfers from Level 3 to Level 2	(502)	(300)
Mortgage-backed securities:
Principal repayments	(3)	(4)
Transfers from Level 3 to Level 2	(13)	0

Ending balance	$0	$3,502

Assets and liabilities measured at fair value on a non-recurring basis

	Fair Value Measurements
	At December 31, 2012 Using
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Assets:
Impaired loans:
Commercial	$0	$0	$0
Commercial and land development	0	0	10
One-to-four family	0	0	0
Other real estate owned	0	0	0
Loan servicing rights	0	0	0

	Fair Value Measurements
	At December 31, 2011 Using
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Assets:
Impaired loans:
Commercial	$0	$0	$417
Commercial and land development	0	0	974
One-to-four family	0	0	92
Other real estate owned	0	0	18
Loan servicing rights	0	0	47

Quantitative information about fair value measurements of financial instruments

				Range
		Valuation	Unobservable	(Weighted
	Fair value	Technique(s)	Input(s)	Average)
Impaired loans – Commercial and land development	$10	Sales comparison approach	Adjustment for differences between comparable sales	30%

Carrying amount and estimated fair values of financial instruments

	Carrying
	Amount	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$27,624	$27,624	$0	$0	$27,624
Securities available for sale	121,650	31	121,619	0	121,650
Restricted equity securities	3,221	na	na	na	na
Loans, net	265,539	0	0	267,080	267,080
Loans held for sale	171	0	171	0	171
Accrued interest receivable	1,426	0	704	722	1,426
Interest rate swaps	29	0	29	0	29
Financial liabilities
Deposits	$367,069	$304,895	$62,749	$0	$367,644
Short-term borrowings	18,633	0	18,633	0	18,633
Federal Home Loan Bank advances	5,000	0	5,182	0	5,182
Accrued interest payable	206	35	171	0	206
Interest rate swaps	29	0	29	0	29

December 31, 2011	Carrying Amount	Fair Value
Financial assets
Cash and cash equivalents	$15,213	$15,213
Time deposits with other financial institutions	246	246
Securities available for sale	150,175	150,175
Restricted equity securities	3,220	na
Loans, net	213,952	215,490
Accrued interest receivable	1,404	1,404
Interest rate swaps	46	46

	Carrying	Fair
	Amount	Value
Financial liabilities
Deposits	$340,664	$341,356
Short-term borrowings	10,168	10,168
Federal Home Loan Bank advances	8,000	8,299
Accrued interest payable	219	219
Interest rate swaps	46	46